Merger (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed
The purchase consideration, inclusive of the Protected assets and liabilities, was allocated to the following assets and liabilities (in thousands):

Tangible assets acquired and liabilities assumed:
Cash and marketable securities	$68,748
Accounts receivable	79,086
Prepaid expenses	7,807
Income tax receivable	4,566
Property, plant & equipment, net	1,551
Other assets	6,950
Accounts payable	(9,798)
Deferred revenue	(60,768)
Accrued expenses and other current liabilities	(110,004)
Income tax payable	(2,091)
Notes payable	(172,038)
Deferred tax liabilities	(145,032)
Other liabilities	(8,474)
Total tangible assets acquired and liabilities assumed	(339,497)
Trademarks - 10 years estimated useful life	246,400
Customer relationships - 4 years estimated useful life	119,700
Technology - 4 years estimated useful life	196,000
Goodwill	827,696
Net assets acquired	$1,050,299

Consideration:
Cash	$440,155
Equity	411,453
Total consideration attributable to System1	851,608
Total consideration attributable to non-controlling interest	198,691
Total consideration	$1,050,299